Label	Element	Value
Innovator Premium Income 30 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator Premium Income 30 Barrier ETF - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: 3,976.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.00%
Innovator Premium Income 30 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF - October | S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: 403.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: 4,033.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(27.30%)